Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Capital Appreciation Portfolio
March 31, 2025
VIPCAP-NPRT1-0525
1.814640.120
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
MercadoLibre Inc (a)	5,440	10,612,733
CANADA - 6.3%
Financials - 1.5%
Capital Markets - 1.5%
Brookfield Asset Management Ltd Class A (United States) (b)	218,344	10,578,767
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	55,187	9,523,358
Information Technology - 3.5%
IT Services - 1.9%
Shopify Inc Class A (United States) (a)	138,800	13,252,624
Software - 1.6%
Constellation Software Inc/Canada	3,707	11,739,808
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	4,999	0
		11,739,808
TOTAL INFORMATION TECHNOLOGY		24,992,432

TOTAL CANADA		45,094,557
CHINA - 4.6%
Communication Services - 3.3%
Interactive Media & Services - 3.3%
Tencent Holdings Ltd	366,477	23,416,398
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
Trip.com Group Ltd ADR	154,700	9,835,826
TOTAL CHINA		33,252,224
DENMARK - 1.6%
Industrials - 1.6%
Air Freight & Logistics - 1.6%
DSV A/S	58,059	11,227,519
FRANCE - 10.4%
Consumer Discretionary - 3.9%
Textiles, Apparel & Luxury Goods - 3.9%
Hermes International SCA	5,002	13,040,285
LVMH Moet Hennessy Louis Vuitton SE	22,431	13,891,040
		26,931,325
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	35,462	10,176,779
Industrials - 3.4%
Aerospace & Defense - 1.9%
Safran SA	50,278	13,237,366
Building Products - 1.5%
Cie de Saint-Gobain SA	108,603	10,818,688
TOTAL INDUSTRIALS		24,056,054

Materials - 1.7%
Chemicals - 1.7%
Air Liquide SA	65,692	12,477,881
TOTAL FRANCE		73,642,039
GERMANY - 9.0%
Financials - 3.1%
Capital Markets - 1.3%
Deutsche Boerse AG	30,700	9,058,334
Insurance - 1.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,223	12,775,294
TOTAL FINANCIALS		21,833,628

Industrials - 1.6%
Electrical Equipment - 1.6%
Siemens Energy AG (a)	203,037	11,820,244
Information Technology - 2.5%
Software - 2.5%
SAP SE	66,068	17,702,899
Materials - 1.8%
Construction Materials - 1.8%
Heidelberg Materials AG	76,008	12,948,633
TOTAL GERMANY		64,305,404
INDIA - 7.1%
Communication Services - 1.7%
Wireless Telecommunication Services - 1.7%
Bharti Airtel Ltd	611,465	12,363,359
Financials - 3.8%
Banks - 3.8%
HDFC Bank Ltd/Gandhinagar	640,212	13,648,893
ICICI Bank Ltd	840,668	13,215,570
		26,864,463
Industrials - 1.6%
Construction & Engineering - 1.6%
Larsen & Toubro Ltd	288,052	11,715,718
TOTAL INDIA		50,943,540
ITALY - 1.2%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Ferrari NV (Italy)	20,457	8,675,524
JAPAN - 7.7%
Consumer Discretionary - 2.0%
Household Durables - 2.0%
Sony Group Corp	569,049	14,398,651
Financials - 1.8%
Insurance - 1.8%
Tokio Marine Holdings Inc	335,127	13,037,390
Industrials - 3.9%
Industrial Conglomerates - 2.0%
Hitachi Ltd	587,439	13,792,718
Machinery - 1.8%
Mitsubishi Heavy Industries Ltd	762,747	13,099,109
Professional Services - 0.1%
Recruit Holdings Co Ltd	19,087	988,922
TOTAL INDUSTRIALS		27,880,749

TOTAL JAPAN		55,316,790
NETHERLANDS - 6.8%
Communication Services - 1.3%
Entertainment - 1.3%
Universal Music Group NV	346,785	9,575,775
Industrials - 1.6%
Professional Services - 1.6%
Wolters Kluwer NV	74,921	11,629,284
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASM International NV	23,259	10,447,292
ASML Holding NV	25,365	16,785,891
		27,233,183
TOTAL NETHERLANDS		48,438,242
SINGAPORE - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Sea Ltd Class A ADR (a)	75,500	9,851,995
SWEDEN - 1.4%
Industrials - 1.4%
Machinery - 1.4%
Atlas Copco AB A Shares	643,623	10,280,869
SWITZERLAND - 4.7%
Financials - 4.7%
Capital Markets - 3.0%
Partners Group Holding AG	6,550	9,224,935
UBS Group AG	401,097	12,182,069
		21,407,004
Insurance - 1.7%
Zurich Insurance Group AG	17,955	12,532,736
TOTAL SWITZERLAND		33,939,740
TAIWAN - 4.1%
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
Taiwan Semiconductor Manufacturing Co Ltd	1,044,707	29,372,091
UNITED KINGDOM - 8.3%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
InterContinental Hotels Group PLC	94,863	10,213,920
Financials - 3.2%
Capital Markets - 3.2%
3i Group PLC	240,038	11,286,737
London Stock Exchange Group PLC	75,885	11,270,992
		22,557,729
Industrials - 3.8%
Aerospace & Defense - 2.0%
Rolls-Royce Holdings PLC (a)	1,477,142	14,356,886
Professional Services - 1.8%
RELX PLC	249,732	12,544,211
TOTAL INDUSTRIALS		26,901,097

TOTAL UNITED KINGDOM		59,672,746
UNITED STATES - 23.4%
Communication Services - 1.9%
Entertainment - 1.9%
Spotify Technology SA (a)	25,242	13,883,857
Financials - 9.2%
Capital Markets - 2.9%
Moody's Corp	21,977	10,234,469
S&P Global Inc	20,179	10,252,950
		20,487,419
Financial Services - 3.2%
Mastercard Inc Class A	20,157	11,048,455
Visa Inc Class A	33,053	11,583,755
		22,632,210
Insurance - 3.1%
Arthur J Gallagher & Co	32,169	11,106,026
Marsh & McLennan Cos Inc	43,982	10,732,927
		21,838,953
TOTAL FINANCIALS		64,958,582

Industrials - 7.8%
Building Products - 1.4%
Trane Technologies PLC	30,046	10,123,098
Commercial Services & Supplies - 1.4%
Waste Connections Inc	50,144	9,773,733
Construction & Engineering - 1.5%
Ferrovial SE	243,700	10,851,457
Electrical Equipment - 2.1%
Schneider Electric SE	63,586	14,678,536
Professional Services - 1.4%
Experian PLC	222,856	10,326,106
TOTAL INDUSTRIALS		55,752,930

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc	63,369	10,609,872
Materials - 3.0%
Chemicals - 1.4%
Linde PLC	21,217	9,879,484
Construction Materials - 1.6%
Holcim AG	107,879	11,609,206
TOTAL MATERIALS		21,488,690

TOTAL UNITED STATES		166,693,931
TOTAL COMMON STOCKS (Cost $524,006,366)		711,319,944

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.32	3,894,861	3,895,640
Fidelity Securities Lending Cash Central Fund (d)(e)	4.32	10,012,849	10,013,850
TOTAL MONEY MARKET FUNDS (Cost $13,909,490)			13,909,490

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $537,915,856)	725,229,434
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(9,850,443)
NET ASSETS - 100.0%	715,378,991

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,912,417	60,545,944	61,562,721	51,278	-	-	3,895,640	3,894,861	0.0%
Fidelity Securities Lending Cash Central Fund	-	30,020,829	20,006,979	250	-	-	10,013,850	10,012,849	0.0%
Total	4,912,417	90,566,773	81,569,700	51,528	-	-	13,909,490

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.